Schedule of allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of the year	R$ 1,157,619	R$ 1,042,015	R$ 1,099,442
Additions	(182,547)	(176,776)	(54,064)
Recoveries	(60,078)	(61,172)	(111,491)
Balance at the end of the year	R$ 1,280,088	R$ 1,157,619	R$ 1,042,015